Note 33 - Financial Instruments and Risk Management	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of financial instruments [text block]
33	Financial Instruments and risk management

The Group has exposure to the following risks from its use of financial instruments:

●	Credit risk;
●	Liquidity risk;
●	Market risk

This note present information about the Group’s exposure to each of the above risks and the Group’s objectives, policies and processes for measuring and managing risk. Further quantitative disclosures are included throughout these consolidated financial statements. The Group is exposed in varying degrees to a variety of financial instrument related risks by virtue of its activities. The overall financial risk management program focuses on the preservation of capital and protecting current and future Group assets and cash flows by reducing exposure to risks posed by the uncertainties and volatilities of financial markets.

The Board of Directors has the responsibility to ensure that an adequate financial risk management policy is established and to approve the policy. The Group’s Audit Committee oversees management’s compliance with the Group’s financial risk management policy.

Gold price hedges were entered into to manage the possible effect of gold price fluctuations. The derivative financial instrument was entered into by the Company for economic hedging purposes and not as a speculative investment. The fair value of the Group’s financial instruments approximates their carrying value due to the short period to maturity.

The types of risk exposure and the way in which such exposures are managed are described below:

(a)	Credit risk

Exposure to credit risk

Credit risk includes the risk of a financial loss to the Group if a gold sales customer fails to meet its contractual obligation.

The carrying amount of financial assets as disclosed in the statements of financial position and related notes represents the maximum credit exposure. The maximum exposure to credit risk for trade and other receivables at the reporting date by geographic region was:

Carrying amount	2023	2022

Zimbabwe	4,215	9,059
Jersey, Channel Islands	–	–
Other regions	1,618	1
	5,833	9,060

Of the trade receivables balance at the end of the year, $3,110 (2022: $Nil) is due from AEG, the Group’s largest customer. Apart from this, the Group does not have significant credit risk exposure to any single counterparty. The Group’s credit risk over trade receivables is significantly reduced as Fidelity has never paid outside of their contractually agreed credit terms.

33	Financial Instruments and risk management (continued)

(b)	Liquidity risk

Liquidity risk is the risk that the Group does not have sufficient financial resources available to meet its obligations as they fall due. The Group manages its liquidity risk by ensuring sufficient cash availability to meet its likely cash requirements, after taking into account cash flows from operations and the Group’s holdings of cash and cash equivalents. The Group believes that these sources will be sufficient to cover the anticipated cash requirements. Senior management is also actively involved in the reviewing and approving of planned expenditures by regularly monitoring cash flows from operations and anticipated investing and financing activities.

The following are the contractual maturities of financial liabilities, including contractual interest payments.

Non-derivative financial liabilities

December 31, 2023	Carrying amount	Total contractual cashflow amount	12 months or less

Trade and other payables	10,977	10,977	10,977
Loan note payable	7,112	8,663	665
Lease liabilities	208	217	175
Overdraft and term loans	17,740	17,740	17,740
	36,037	37,597	29,557

December 31, 2022	Carrying amount	Total contractual cashflow amount	12 months or less

Trade and other payables	11,430	11,430	11,430
Loan note payable	7,104	7,723	7,723
Lease liabilities	313	342	152
Overdraft and term loans	5,239	5,239	5,239
	24,086	24,734	24,544

The Group regularly monitors its liquidity risk and evaluates the options available.

Sensitivity analysis

A reasonably possible strengthening (weakening) of the gold price will have an impact on the revenue of the Group and the fair value of the gold options at December 31, 2023.  This would have affected the measurement of financial instruments by the amounts as indicated below. This analysis assumes that all other variables remain constant.

33	Financial Instruments and risk management (continued)

(b)	Liquidity risk (continued)

Sensitivity analysis (continued)

An increase or decrease of 5% of the gold price would have the following equal or opposite effect on the derivative financial instruments on December 31:

Consolidated statement of financial position:

	2023	2022

Derivative financial assets - Put option
Increase by 5% of the gold price	-	-
Decrease by 5% of the gold price	4	22

Consolidated statement of profit or loss and other comprehensive income:

Fair value loss on derivative financial instruments	2023	2022

Derivative financial assets - Put option
Increase by 5% of the gold price	-	-
Decrease by 5% of the gold price	4	22

The Group’s revenues had full exposure to the gold price up to December 19, 2023 when the gold put option agreement was concluded (refer note 14.1).

(c)	Market risk
(i)	Currency risk

The Group is exposed to currency risk on inter-company sales and purchases that are denominated in a currency other than the respective functional currencies of Group entities. The Group does not use financial instruments to hedge its exposure to currency risk. To reduce exposure to currency transaction risk, the Group regularly reviews the currency (i.e. RTGS$ or foreign currency) in which it spends its cash to identify and avoid specific expenditures in currencies that experience inflationary pressures. The Group aims to maintain cash and cash equivalents in US Dollars to manage foreign exchange exposure.

The fluctuation of the US Dollar in relation to other currencies that entities within the Group may transact in will consequently have an effect upon the profitability of the Group and may also effect the value of the Group’s assets and liabilities. As noted below, the Group has certain financial assets and liabilities denominated in currencies other than the functional currency of the Company. To reduce exposure to currency transaction risk, the Group regularly reviews the currency in which it spends its cash to identify and avoid specific expenditures in currencies that experience inflationary pressures.  Further, the Group aims to maintain cash and cash equivalents in US Dollars to avoid foreign exchange exposure and to meet short‐term liquidity requirements.

33	Financial Instruments and risk management (continued)

(c)	Market risk (continued)
(i)	Currency risk (continued)

Sensitivity analysis

As a result of the Group’s monetary assets and liabilities denominated in foreign currencies which is different to the functional currency of the underlying entities, the profit or loss and equity in the underlying entities could be affected by movements between the functional currency and the foreign currency. The table below indicates consolidated monetary assets/(liabilities) in the Group that have a different functional currency and foreign currency.

	2023		2022
	$'000		$'000
	Functional currency		Functional currency
	ZAR	$	ZAR	$

Cash and cash equivalents	62	4,706	62	3,443
USD denominated	61	-	62	-
ZAR denominated	-	989	-	631
RTGS$ denominated	-	3,424	-	2,502
GBP denominated	1	293	-	235
CAD denominated	-	-	-	75

Trade and other receivables - RTGS$ denominated	-	3,118	-	2,607
Trade and other payables - RTGS$ denominated	-	(106)	-	(130)
Overdraft and term loans - RTGS$ denominated	-	-	-	-
	62	7,718	62	5,920

A reasonably possible strengthening or weakening of 5% of the various functional currencies against the foreign currencies would have the following equal or opposite effect on profit or loss and equity for the Group:

	2023		2022
	$'000		$'000
	Functional currency		Functional currency
	ZAR	$	ZAR	$

Cash and cash equivalents	3	177	3	134
Trade and other receivables	-	148	-	124
Trade and other payables	-	(5)	-	(6)
Overdraft and term loans	-	-	-	-
	3	320	3	252

(ii)	Interest rate risk

The Group's interest rate risk arises from loans and borrowings, overdraft facility, short term loans and cash held. The loans and borrowings, overdraft facility and cash held have variable interest rates. Variable rates expose the Group to cash flow interest rate risk. The Group has not entered into interest rate swap agreements and mitigates the interest rate risk by remaining in a positive consolidated net cash position.

33	Financial Instruments and risk management (continued)

(c)	Market risk (continued)
(ii)	Interest rate risk (continued)

The Group’s assets and liabilities exposed to interest rate fluctuations as at year end is summarised as follows:

	2023	2022

Cash and cash equivalents	6,708	6,735
Overdraft and term loans	(17,740)	(5,239)
	(11,032)	1,496

Interest rate risk arising from borrowings is offset by interest from available cash and cash equivalents. The table below summarises the effect of a change in finance cost on the Group’s profit or loss and equity, had the rates charged differed.

Sensitivity analysis - Cash and cash equivalents	2023	2022

Increase by 100 basis points	67	67
Decrease by 100 basis points	(67)	(67)

Sensitivity analysis - Overdraft

Increase by 100 basis points	177	52
Decrease by 100 basis points	(177)	(52)